ASSET RETIREMENT OBLIGATIONS - Schedule of Changes to Assumptions for the Estimation of the Group’s Asset Retirement Obligations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Discount rate
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in asset retirement obligation due to reasonably possible 10% increase in measurement input	$ (164,357)
Increase (decrease) in asset retirement obligation due to reasonably possible 10% decrease in measurement input	817,004
Timing
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in asset retirement obligation due to reasonably possible 10% increase in measurement input	31,339
Increase (decrease) in asset retirement obligation due to reasonably possible 10% decrease in measurement input	(34,235)
Cost
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in asset retirement obligation due to reasonably possible 10% increase in measurement input	50,580
Increase (decrease) in asset retirement obligation due to reasonably possible 10% decrease in measurement input	$ (50,580)